Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease in net gain (loss)	$ (285)	$ 111	$ 4
Amortization of net gain (loss)		(1)
Total recognized in other comprehensive loss (income)	$ (285)	$ 110	$ 4